Land Use Rights, Net	12 Months Ended
Dec. 31, 2015
Land Use Rights, Net [Abstract]
Land Use Rights, Net
9.	LAND USE RIGHTS, NET

	December 31,
	2014	2015

Land use rights	$143,194	$137,154
Less: accumulated depreciation and amortization	4,087	7,082

Land use rights, net	$139,107	$130,072

Amortization expenses for land use rights totaled $1,714, $2,256 and $3,246 for the years ended December 31, 2013, 2014 and 2015.

Future amortization expense will be $3,125 per year for each of the next five years through December 31, 2020.